ING Variable Funds

ING Variable Portfolios, Inc.

ING VP Balanced Portfolio, Inc.

ING VP Intermediate Bond Portfolio

ING VP Money Market Portfolio

Adviser Class, Class I and Class S Prospectuses

dated April 28, 2008

ING Strategic Allocation Portfolios

Adviser Class, Class I and Class S Prospectuses

dated April 7, 2008

ING Variable Portfolio, Inc.

ING Russell Large Cap Index Portfolio

ING Russell Mid Cap Index Portfolio

ING Russell Small Cap Index Portfolio

ING Lehman Brothers U.S. Aggregate Bond Index Portfolio

ING International Index Portfolio

Adviser Class, Class I and Class S Prospectuses

dated March 4, 2008

ING Variable Portfolios, Inc.

ING Wisdom Tree Global High-Yielding Equity Index Portfolio

Adviser Class, Class I and Class S Prospectuses dated April 11, 2008

ING Variable Portfolios, Inc.

ING Russell Global Large Cap Index 85% Portfolio

Adviser Class, Class I and Class S Prospectuses dated August 20, 2008

ING Variable Portfolios, Inc.

ING Global Equity Option Portfolio

Class S Prospectus dated August 20, 2008

Supplement dated September 30, 2008

Effective immediately, the section of the above named Prospectuses entitled “Portfolio Holdings Disclosure Policy” is amended to add the following sentence to that section:

“A Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.”

In addition, the Prospectuses for ING Strategic Portfolios, ING Global Equity Option and  the money market fund – ING VP Money Market Portfolio -  are amended to reflect that each Portfolio will post its portfolio holdings 10 (instead of 30) calendar days following the end of the previous calendar month (i.e., release June 30 data on July 11).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Variable Funds

ING Variable Portfolios, Inc.

ING VP Balanced Portfolio, Inc.

ING VP Intermediate Bond Portfolio

ING VP Money Market Portfolio

Adviser Class, Class I and Class S Statement of Additional Information (“SAI”)

dated April 28, 2008

ING Strategic Allocation Portfolios

Adviser Class, Class I and Class S SAI dated April 7, 2008

ING Variable Portfolio, Inc.

ING Russell Large Cap Index Portfolio

ING Russell Mid Cap Index Portfolio

ING Russell Small Cap Index Portfolio

ING Lehman Brothers U.S. Aggregate Bond Index Portfolio

ING International Index Portfolio

Adviser Class, Class I and Class S SAI

dated March 4, 2008

ING Variable Portfolios, Inc.

ING Wisdom Tree Global High-Yielding Equity Index Portfolio

Adviser Class, Class I and Class S SAI dated April 11, 2008

ING Variable Portfolios, Inc.

ING Russell Global Large Cap Index 85% Portfolio

Adviser Class, Class I and Class S SAI dated August 20, 2008

ING Variable Portfolios, Inc.

ING Global Equity Option Portfolio

Class S SAI dated August 20, 2008

Supplement dated September 30, 2008

Effective immediately, the section of the above named SAIs entitled “Disclosure of the Portfolios’ Portfolio Holdings” is amended to add the following sentence to the second paragraph of that section:

“A Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.”

In addition, the SAIs for ING Strategic Portfolios, ING Global Equity Option and  the money market fund – ING VP Money Market Portfolio -  are amended to reflect that each Portfolio will post its portfolio holdings 10 (instead of 30) calendar days following the end of the previous calendar month (i.e., release June 30 data on July 11).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE